Stock-Based Compensation Plans - Nonqualified Stock Options (Details) - Nonqualified Stock Options - USD ($) shares in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation Plans - Disclosures
Options granted (in shares)	0.0	0.0	0.0	0.0
Other nonqualified stock option disclosures
Unrecognized compensation costs			$ 0.1
Weighted-average service period over which unrecognized compensation costs will be recognized			2 months 12 days